INTANGIBLE ASSETS, NET (Schedule of Estimated Amortization Expense) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
2019	¥ 29,338	$ 4,267
2020	27,242	3,962
2021	26,123	3,799
2022	25,294	3,679
2023 and thereafter	106,965	15,558
Intangible assets, net	¥ 214,962	$ 31,265	¥ 243,261